Property, plant and equipment - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge		$ 322.0
Non cash impairment charge	$ 2.7	36.4
Future development costs	1,429.2	1,254.8
Cardium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge		315.3
Legacy CGU [member]
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of non cash impairment charge	0.2	6.7
Impairment	2.7	29.7
Non cash impairment charge	$ 2.9	$ 36.4